Consolidated Balance Sheets (Successor Basis) (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	6,537,269	5,426,381
Common stock, shares outstanding	6,537,269	5,426,381
Class B Ordinary Shares
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	22,437,754	22,437,754
Common stock, shares outstanding	22,437,754	22,437,754